Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
C000240297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hypatia Women CEO ETF
Without Sales Load [Member] | C000240297
Average Annual Return [Line Items]
Average Annual Return, Percent	26.78%	12.86%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	33.64%	13.82%
Hypatia Women CEO Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hypatia Women CEO Index
Average Annual Return, Percent	27.90%	14.46%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	21.18%	13.00%